Right-of-Use Assets and Lease Liability (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 20, 2017	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating lease term	5 years
Operating lease renewal term	60 months
Initial lease rate per month	$ 26,838	$ 85,416	$ 256,248	$ 334,203
Operating expenses for building repairs and maintenance per month	$ 7,254
Financing leases term description	The Company has no other operating or financing leases with terms greater than 12 months.
Right-of-use assets		609,656	609,656	826,397
Lease liabilities		$ 640,119	$ 640,119	$ 856,633
Incremental borrowing rate used to determine lease liability		8.50%	8.50%	8.50%
ASC Topic 842 [Member]
Right-of-use assets					$ 1,099,400
Lease liabilities					1,121,873
Deferred rent					$ 22,473
Incremental borrowing rate used to determine lease liability					8.50%